Financial instruments - Price Risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Amount of impact on investments	$ 4,042,000
Price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible change in valuation (as a percent)	25.00%	25.00%
Amount of impact on investments		$ 11,874,375